REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Over time:
Charter hire	$ 129,761	$ 135,027	$ 128,355
Freight revenue	178,750	168,828	257,614
Vessel revenue	308,511	303,855	385,969
Management fees	5,105	5,676	5,252
Miscellaneous	884	820	574
Other	5,989	6,496	5,826
At a point in time:
Sale of ships	15,986	8,477	17,155
Sale of bunkers and other consumables	560	190	572
Ship sales	16,546	8,667	17,727
Revenue	$ 331,046	$ 319,018	$ 409,522